Other current and Long Term liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
15.	Other current and Long Term liabilities

15.1.	Other current liabilities

Other current liabilities comprise the following:

	December 31,
(In thousands of U.S. dollars)	2013	2014

R&D tax credit financing short term	7,121	5,382
Employee service award provision short term	285	-
Provision for retirement indemnity short term	-	55
Other	72	222
Total Other current liabilities	7,478	5,659

In 2012, the Company obtained an advance from OSEO, a governmental agency supporting innovation, for $5,848,000 (€4,432,000) secured against the research tax credits due to the company by the tax authorities for expenditure incurred in 2011. The interest rate applied is the monthly average of the Euro Interbank Offered Rate (EURIBOR) plus 0.9%. As of December 31, 2013 the total funding amounted to $13,234,000 of which $7,121,000 was classified as short term liability and $6,113,000 was classified as a long term liability (see note 15.2). As of December 31, 2014 the total funding amounted to $5,382,000 of which the totality was classified as short term liability.

The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years). In October 2013, the Company terminated payment of the service award with an effective date of June 30, 2014 and as such, reversed the long term provision in operating expenses.

For the year ended December 31, 2013 the total provision amounted to $285,000 and is classified as short term.

15.2.	Other long term liabilities

Other long term liabilities are composed of the following:

	December 31,
(In thousands of U.S. dollars)	2013	2014

R&D tax credit financing long term	6,113	-
Provision for retirement indemnity (see note 20)	2,142	2,296
Other	59	37
Total Other long term liabilities	8,314	2,333

As of December 31, 2013 the total financing of the R&D tax credit amounted to $13,234,000 of which $6,113,000 was classified as a long term liability (see Note 15.1).

As of December 31, 2014 other long term liabilities are mainly composed of the provision for retirement indemnity (see note 21).